Employee Benefit Plan, Statement of Net Asset Available for Benefit (Statement) - EBP 001 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Statement of Net Asset Available for Benefit [Line Items]
Total investments at fair value	$ 57,471,593	$ 52,878,411
Investments in fully benefit-responsive investment contracts, at contract value (Note 5)	6,200,583	6,936,819
EBP, Investment, Fair and Contract Value	63,672,176	59,815,230
EBP, Note Receivable from Participant	113,722	147,344
Income, sales proceeds and other receivables	399,386	270,704
Total receivables	513,107	418,048
Total assets	64,185,283	60,233,278
Payable for investments purchased	575,653	371,073
Total liabilities	575,653	371,073
EBP, Net Asset Available for Benefit	$ 63,609,630	$ 59,862,206